Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended		39 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (398,209)	$ (6,727,457)	$ (590,215)	$ (8,016,470)
Amortization of notes payable discount	77,416	19,312	138,939	287,500
Amortization of deferred financing costs	59,021	279,096	23,972	362,089
Amortization of intangible asset	0	295	0	295
Stock-based compensation expense	0	3,687,502	0	3,687,502
Derivative expense	0	157,761	0	157,761
Changes in operating assets and liabilities:
(Increase) decrease in other assets	(2,175)	6,706	(75,000)	(170,469)
Increase in due from related parties	0	(206,609)	(3,496)	(206,609)
Increase (decrease) in accounts payable and accrued expenses	(79,742)	80,117	101,144	189,379
Increase in accounts payable and accrued expenses - related party	0	804,861	0	804,861
Increase in interest payable	58,307	270,451	41,439	380,575
Net Cash Used In Operating Activities	(285,382)	(1,627,965)	(363,217)	(2,523,586)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	0	(11,717)	0	(11,717)
Acquisition of assets	0	(500,000)	0	(500,000)
(Increase) decrease in interest receivable	(24,436)	28,206	(7,111)	(3,341)
Issuance of note receivable - related party	(425,450)	(305,603)	(407,004)	(1,138,057)
Payments on note receivable - related party	0	974,228	0	974,228
Net Cash Provided By (Used In) Investing Activities	(449,886)	185,114	(414,115)	(678,887)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on financing costs	(84,500)	(157,500)	0	(242,000)
Proceeds from issuance of convertible notes payable	845,000	1,575,000	813,000	3,480,500
Repayments of convertible notes payable	0	0	(35,500)	(35,500)
Net Cash Provided By Financing Activities	760,500	1,417,500	777,500	3,203,000
Net increase (decrease) in cash	25,232	(25,351)	168	527
Cash - Beginning of Period	646	25,878	478	0
Cash - End of Period	25,878	527	646	527
Cash Paid During the Period for:
Taxes	0	0	0	0
Interest	0	0	0	0
Non-Cash Transactions:
Assumption of accrued expenses in reverse merger	0	1,207	0	1,207
Assumption of due to/from related party in reverse merger	0	23,263	0	23,263
Assets acquired in asset acquisition:
Inventory	0	223,000	0	223,000
Fixed Assets	0	264,000	0	264,000
Intangible assets	0	13,000	0	13,000
Cash paid for asset acquisition	$ 0	$ 500,000	$ 0	$ 500,000